CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended							1 Months Ended	0 Months Ended
	Mar. 31, 2015	Feb. 27, 2015	Mar. 31, 2015	Dec. 31, 2014	Apr. 15, 2015	Jan. 30, 2015	Nov. 24, 2014	Sep. 24, 2014	Sep. 19, 2014	Aug. 25, 2014	Jul. 21, 2014	Jan. 31, 2015	Aug. 26, 2014	Sep. 26, 2014	Apr. 11, 2015	Apr. 14, 2015	Sep. 30, 2014	Apr. 09, 2015	Mar. 26, 2015	Mar. 20, 2015	Mar. 16, 2015	Mar. 13, 2015	Feb. 24, 2015	Jan. 29, 2015	Jan. 28, 2015
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Proceeds from convertible debt			$ 800,000	$ 3,475,000
Debt Instrument, Convertible, Conversion Price	$ 1.88		$ 1.88	$ 11.75													$ 11.75
Debt instrument, convertible, terms of conversion feature			The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount	183,478		183,478	1,225,573
Change in fair value of derivative liabilities			2,238,858	(1,805,990)
Conversion, percentage of weighted average price	51.00%		51.00%
Minimum percentage of change in present value of future cash flows			10.00%
Maximum estimated percentage of resulted change in present value of future cash flows			10.00%
Consecutive Trading Days	20 days
Weighted probability model for the fair value		2,720,000
Derivative gain recognized		334,000
Debt converted to common shares			1,919,285
Amortization of debt discount			90,000
Common Stock [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.74		$ 0.74
Debt Instrument, Tranche Three [Member] | Subsequent Event [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount																		450,000
July 2014 Convertible Debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount	900,000		900,000
Debt Instrument, Convertible, Conversion Price	$ 0.49		$ 0.49
Debt redemption amount		100,000																	150,000	75,000	25,000	50,000
Debt converted to common shares			1,682,787
September 2014 Convertible Debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount	500,000		500,000
Debt Instrument, Convertible, Conversion Price	$ 5		$ 5
Debt instrument, convertible, terms of conversion feature			Modified Debentures have a fixed conversion price of the lower of $5.00 or 51% of the VWAP for the last 20 days prior to the conversion.
Conversion, percentage of weighted average price			51.00%
Consecutive Trading Days			20 days
Debt redemption amount																							100,000	100,000
Accrued interest of debt			25,000
September 2014 Convertible Debentures [Member] | Subsequent Event [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount					500,000
Debt Instrument, Convertible, Conversion Price					$ 0.57
Debt converted to common shares					879,356
July 2014 and September 2014 Convertible Debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 5		$ 5
Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Maturity Date									Sep. 19, 2015		Jul. 21, 2015
Debt Instrument, Face Amount	3,300,000		3,300,000	3,750,000					2,500,000		3,500,000														1,500,000
Proceeds from convertible debt			150,000				250,000	500,000	1,000,000	1,000,000	1,000,000
Convertible notes, interest rate									5.00%		10.00%
Debt Instrument, Description			In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. Through subsequent modifications of the July 2014 Debentures and September 2014 Debentures, the required date to file the registration statement and the effective date of the registration statement have been changed, and as of March 31, 2015 are April 15, 2015 and July 15, 2015, respectively. The registration statement was filed on April 9, 2015.	In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The registration statement was not declared effective within 120 days, and the amortization payment conversion rate was adjusted accordingly.
Debt Instrument, Convertible, Conversion Price	$ 1.83		$ 1.83			$ 5.00																$ 1.83
Debt instrument, convertible, terms of conversion feature			They are convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion.	Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount											275,000
Derivative Liability	132,175		132,175			2,690,000					1,885,000
Change in fair value of derivative liabilities			1,070,000
Conversion, percentage of weighted average price			51.00%			51.00%
Consecutive Trading Days			20 days			20 days
Convertible debt instrument term			3 years
Debt instrument effective percentage	8.00%		8.00%
Warrant instrument grant agreement, description			The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.	The parties also entered into a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price (the "Reference Price") equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, at an exercise price equal to the Reference Price, with a three year term.
Convertible Debt [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						1,800,000
Convertible Debt [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						200,000
Convertible Debt [Member] | Funded within thirty (30) days of the closing [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						500,000
Convertible Debt [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						500,000
Convertible Debt [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Subsequent Event [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						1,800,000																			1,500,000
Debt Instrument, Convertible, Conversion Price												$ 5.00										$ 1.83
Conversion, percentage of weighted average price												51.00%
Consecutive Trading Days												20 days
Convertible Debt [Member] | Subsequent Event [Member] | Agreed Funding at the Closing of the Purchase Agreement Amendment [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						200,000																			100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded at the Closing of the Purchase Agreement Amendment [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within thirty (30) days of the closing [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000																			100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within two days following the filing of a registration statement with the SEC to register the shares underlying the debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000																			100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						500,000																			1,200,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within two days of the date that the Registration Statement is declared effective by the SEC [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						500,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within five days of the date that the Registration Statement is declared effective by the SEC [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						100,000
Convertible Debt [Member] | Subsequent Event [Member] | Funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						200,000
Convertible Debt [Member] | Debt Instrument, Tranche Two [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount									1,500,000		1,000,000
Proceeds from convertible debt													1,000,000
Convertible Debt [Member] | Debt Instrument, Tranche One [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount									1,000,000		1,000,000
Proceeds from convertible debt											1,000,000
Convertible Debt [Member] | Debt Instrument, Tranche Three [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount											1,000,000
Proceeds from convertible debt														500,000
Convertible Debt [Member] | Debt Instrument, Tranche Four [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Proceeds from convertible debt							250,000
Convertible Debt [Member] | Debt Instrument, Tranche Four [Member] | Subsequent Event [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Proceeds from convertible debt															500,000
Convertible Debt [Member] | July 2014 Convertible Debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Payment Terms			The original agreement calling for amortization payments, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following eight successive months thereafter.	Repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.
Convertible Debt [Member] | September 2014 Convertible Debentures [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Payment Terms			The original agreement called for amortization payments, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.	Repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.
Debt Instrument, Description			The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Debentures.	The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures.
Convertible Debt [Member] | Debt Instrument Tranche Five [Member] | Subsequent Event [Member]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Proceeds from convertible debt																$ 500,000